SHARE-BASED COMPENSATION EXPENSES (Detail Textuals)				1 Months Ended	12 Months Ended
	Jan. 03, 2017 shares	Nov. 01, 2009 $ / shares shares	Nov. 01, 2009 CNY (¥)	Jan. 24, 2011 $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jul. 11, 2018 $ / shares	Jan. 08, 2014 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost					¥ 15,886,067
Weighted average period recognized or expected					1 year
Share price | (per share)							$ 0.0001	$ 0.0001
2017 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granting options to purchase | shares	187,933,730
Award vesting period	3 years
Terms of award	Years 2017 to 2019
2017 Share Incentive Plan | December 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting rights	60.00%
2017 Share Incentive Plan | December 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting rights	20.00%
2017 Share Incentive Plan | December 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting rights	20.00%
2009 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granting options to purchase | shares		25,678		163,825,640
Award vesting period		5 years
Terms of award		from 2010 to 2014
Share price | $ / shares		$ 0.10		$ 0.01
Exercise price | $ / shares		$ 3,190		$ 0.5
Conversion ratio				0.637
2009 Share Incentive Plan | January 1, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting rights		60.00%
2009 Share Incentive Plan | January 1, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting rights		10.00%
2009 Share Incentive Plan | January 1, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting rights		10.00%
2009 Share Incentive Plan | January 1, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting rights		10.00%
2009 Share Incentive Plan | January 1, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of award vesting rights		10.00%
Share awards granted on November 1, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized compensation expenses			¥ 16,435,974
Share awards granted on January 3, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized compensation expenses					¥ 39,715,168	¥ 182,689,766